American Century Strategic Asset Allocations, Inc.

PROSPECTUS SUPPLEMENT

EMVEE SM FUND

(INVESTOR CLASS)

Supplement dated July 9, 2004 * Prospectus dated April 1, 2004

Effective  August 2, 2004,  the name of the EmVee SM Fund will be changed to the
Newton  Fund.  This  change  does not affect the fund's  investment  objectives, strategies or risks.

SH-SPL-38783   0407

American Century Strategic Asset Allocations, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

STRATEGIC ALLOCATION: CONSERVATIVE FUND * STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND * EMVEE SM FUND

Supplement dated July 9, 2004 * Statement of Additional  Information dated April
1, 2004

Effective  August 2, 2004,  the name of the EmVee SM Fund will be changed to the
Newton  Fund.  This  change  does not affect the fund's  investment  objectives, strategies or risks.

SH-SPL-38784   0407